Common Stock:	12 Months Ended
Dec. 31, 2014
STOCKHOLDERS' EQUITY [Abstract]
Stockholders Equity Note Disclosure [Text Block]
Note 8 – Common Stock:

On February 28, 2013, Neurotrope BioScience amended and restated its Certificate of Incorporation to authorize 45,000,000 common shares at a par value of $0.01. On that date, the Company issued 19,000,000 common shares. This recapitalization has been presented retroactively in the accompanying financial statements.

On June 20, 2013, BlueFlash Communications, Inc., a Florida corporation (“BlueFlash”), entered into an Agreement and Plan of Merger (the “Plan of Merger”) with Neurotrope, Inc., its wholly-owned Nevada subsidiary which was incorporated in Nevada on June 13, 2013, pursuant to which BlueFlash merged with and into Neurotrope, Inc. (the “Reincorporation Merger”). The Plan of Merger was amended by the Amendment to Agreement and Plan of Merger between the parties, dated July 10, 2013 (the “Amendment”). The purpose of the merger was to re-domicile BlueFlash from Florida to Nevada, and to effect a name change and recapitalization as described below.

On August 5, 2013, Articles of Merger were filed with both the Secretary of State of the State of Nevada and the Secretary of State of the State of Florida, pursuant to which the Reincorporation Merger was effective as of August 9, 2013. Upon effectiveness of the merger, Neurotrope, Inc.’s Articles of Incorporation and Neurotrope, Inc.’s Amended and Restated Bylaws became the Articles of Incorporation and Amended and Restated Bylaws of the registrant.

Neurotrope, Inc., has an authorized share capital of 300,000,000 shares of common stock, par value $0.0001 per share and 50,000,000 shares of “blank check” preferred stock, par value $0.0001 per share. Prior to the Reincorporation Merger, Neurotrope, Inc. had 100 shares of its common stock outstanding, held by BlueFlash, and therefore was a wholly-owned subsidiary of BlueFlash. Prior to the merger, Neurotrope, Inc. had no assets, liabilities or business.

Pursuant to the Plan of Merger, among other things, each share of common stock of BlueFlash, $0.0001 par value per share was automatically converted into 2.242 shares of Neurotrope’s common stock.

On August 23, 2013, the Reverse Merger occurred as described in Note 1 above, and all of the outstanding Neurotrope BioScience common stock was converted into shares of Neurotrope’s common stock on a one-for-one basis.

In connection with the Reverse Merger and pursuant to a Split-Off Agreement, Neurotrope, Inc. transferred its pre-Reverse Merger business to Marissa Watson, its pre-Reverse Merger majority stockholder, in exchange for the surrender by her and cancellation of 20,178,000 shares of Neurotrope’s common stock.

On September 25, 2014, the Company agreed to issue to a consultant 43,860 shares of common stock as compensation to assist the Company with investment banking and capital raising activities. The Company expensed $25,000 during the 2014 period as a general and administrative expense which represented the common stock issuable times the closing market price of the Company’s common stock on the date the consultant was engaged. During the year ended December 31, 2013, the Company issued (i) 9,600 shares of common stock to a consultant  as compensation for advisor services in connection with the Reverse Merger and (ii) 40,000 shares of common stock to a consultant for investor relations services, and as a result, incurred expenses totaling $44,640.

During the year ended December 31, 2014, ten holders of 1,637,000 total shares of Preferred Stock converted that Preferred Stock into 1,637,000 shares of Neurotrope’s common stock and five holders of 613,228 warrants exercisable at $0.01 per share of common stock exercised their warrants into 613,228 shares of Neurotrope’s common stock.